Schedule of Assets (Acquired and Disposed of Within Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Acquired and Disposed of Within Year)
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 - EIN# 13-4994650
SCHEDULE OF ASSETS (ACQUIRED AND DISPOSED OF WITHIN YEAR)
YEAR ENDED DECEMBER 31, 2025
(IRS FORM 5500 - SCHEDULE H - PART IV - LINE 4I)

FOLLOWING ARE THE PURCHASES AND SALES OF NON-EXCLUDED ASSETS:

DERIVATIVES:
10 YEAR US TREASURY NOTES	EX 09/26/2025	CALL SCTY	100,000		$—	$(1)
10 YEAR US TREASURY NOTES	EX 08/22/2025	CALL SCTY	100,000		—	(1,129)
10 YEAR US TREASURY NOTES	EX 11/21/2025	PUT SCTY	100,000		—	(1)
10 YEAR US TREASURY NOTES	EX 11/21/2025	PUT SCTY	100,000		—	(2)
10 YEAR US TREASURY NOTES	EX 11/21/2025	CALL SCTY	100,000		—	(2)
10 YEAR US TREASURY NOTES	EX 11/21/2025	CALL SCTY	100,000		—	(1)
10 YEAR US TREASURY NOTES	EX 09/26/2025	PUT SCTY	100,000		—	(1)
10 YEAR US TREASURY NOTES	EX 10/24/2025	PUT SCTY	100,000		—	(3)
10 YEAR US TREASURY NOTES	EX 10/24/2025	PUT SCTY	100,000		—	(947)
10 YEAR US TREASURY NOTES	EX 10/24/2025	PUT SCTY	100,000		—	(1)
10 YEAR US TREASURY NOTES	EX 10/24/2025	CALL SCTY	100,000		—	(2)
10 YEAR US TREASURY NOTES	EX 10/24/2025	CALL SCTY	100,000		—	(290)
10 YEAR US TREASURY NOTES	EX 12/26/2025	PUT SCTY	100,000		—	(1)
10 YEAR US TREASURY NOTES	EX 12/26/2025	CALL SCTY	100,000		—	(3)
10 YEAR US TREASURY NOTES	EX 12/26/2025	PUT SCTY	100,000		—	(3)
10 YEAR US TREASURY NOTES	EX 12/26/2025	PUT SCTY	100,000		—	(1)
10 YEAR US TREASURY NOTES	EX 12/26/2025	CALL SCTY	100,000		—	(2)
10 YEAR US TREASURY NOTES	EX 12/26/2025	CALL SCTY	100,000		—	(1)
10 YEAR US TREASURY NOTES	EX 08/22/2025	PUT SCTY	100,000		—	(1)
10 YEAR US TREASURY NOTES	EX 12/26/2025	PUT SCTY	100,000		—	(1)
AUST 10Y BOND FUT BOND	EX 06/16/2025	SIZE 100,000			—	62,297
AUST 10Y BOND FUT BOND	EX 09/15/2025	SIZE 100,000			—	(17,110)
BOND OPTION	EX 03/06/2025	CALL SCTY SWP	1	USD	—	—
BOND OPTION	EX 03/06/2025	PUT SCTY SWP	1	USD	—	—
BOND OPTION	EX 02/06/2025	PUT SCTY SWP	1	USD	—	—
BOND OPTION	EX 02/06/2025	CALL SCTY SWP	1	USD	—	—
BOND OPTION	EX 03/06/2025	CALL SCTY SWP	1	USD	—	—
BOND OPTION	EX 03/06/2025	PUT SCTY SWP	1	USD	—	—
BOND OPTION	EX 07/07/2025	CALL SCTY SWP	1	USD	—	—
BOND OPTION	EX 07/07/2025	PUT SCTY SWP	1	USD	—	—
CREDIT DEFAULT SWAP	6/20/2030	BA 2.6 10/30/25	USD		—	—
CREDIT DEFAULT SWAP INDEX OPTION	EX 06/18/2025	PUT SCTY	1		—	—
CREDIT DEFAULT SWAP INDEX OPTION	EX 05/21/2025	PUT SCTY	1		—	—
CREDIT DEFAULT SWAP INDEX OPTION	EX 06/18/2025	PUT SCTY	1		—	—
CREDIT DEFAULT SWAP INDEX OPTION	EX 06/18/2025	PUT SCTY	1		—	—
CREDIT DEFAULT SWAP INDEX OPTION	EX 07/16/2025	PUT SCTY	1		—	—
CREDIT DEFAULT SWAP INDEX OPTION	EX 07/16/2025	PUT SCTY	1		—	—
CREDIT DEFAULT SWAP INDEX OPTION	EX 07/16/2025	PUT SCTY	1		—	—
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 - EIN# 13-4994650
SCHEDULE OF ASSETS (ACQUIRED AND DISPOSED OF WITHIN YEAR)
YEAR ENDED DECEMBER 31, 2025
(IRS FORM 5500 - SCHEDULE H - PART IV - LINE 4I)

DERIVATIVES: (CONTINUED)
CREDIT DEFAULT SWAP INDEX OPTION	EX 06/18/2025	PUT SCTY	1	—	—
CREDIT DEFAULT SWAP INDEX OPTION	EX 07/16/2025	PUT SCTY	1	—	—
CREDIT DEFAULT SWAP INDEX OPTION	EX 06/18/2025	PUT SCTY	1	—	—
CREDIT INDEX SWAP	12/20/2029	CDX.NA.IG.43-V1	USD	—	—
CREDIT INDEX SWAP	12/20/2029	CDX.NA.IG.43-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
CREDIT INDEX SWAP	6/20/2030	CDX.NA.IG.44-V1	USD	—	—
E-MINI RUSS 2000 EQUITY INDEX	EX 12/19/2025	SIZE 50		—	873,858
E-MINI RUSS 2000 EQUITY INDEX	EX 06/20/2025	SIZE 50		—	(302,179)
E-MINI RUSS 2000 EQUITY INDEX	EX 09/19/2025	SIZE 50		—	2,761,135
EURO-BOBL FUTURE BOND	EX 06/06/2025	SIZE 100,000		—	(17,862)
EURO-BOBL FUTURE BOND	EX 09/08/2025	SIZE 100,000		—	12,424
EURO-BOBL FUTURE BOND	EX 12/08/2025	SIZE 100,000		—	(3,085)
EURO-BTP FUTURE BOND	EX 06/06/2025	SIZE 100,000		—	83,849
EURO-BTP FUTURE BOND	EX 09/08/2025	SIZE 100,000		—	(17,150)
EURO-BTP FUTURE BOND	EX 12/08/2025	SIZE 100,000		—	106,221
EURO-BUND FUTURE BOND	EX 06/06/2025	SIZE 100,000		—	(250,644)
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 - EIN# 13-4994650
SCHEDULE OF ASSETS (ACQUIRED AND DISPOSED OF WITHIN YEAR)
YEAR ENDED DECEMBER 31, 2025
(IRS FORM 5500 - SCHEDULE H - PART IV - LINE 4I)

DERIVATIVES: (CONTINUED)
EURO-BUND FUTURE BOND	EX 09/08/2025	SIZE 100,000				—	(12,299)
EURO-BUND FUTURE BOND	EX 12/08/2025	SIZE 100,000				—	46,416
EURO-BUXL 30Y BND BOND	EX 06/06/2025	SIZE 100,000				—	(52,082)
EURO-BUXL 30Y BND BOND	EX 09/08/2025	SIZE 100,000				—	159,118
EURO-BUXL 30Y BND BOND	EX 12/08/2025	SIZE 100,000				—	(9,735)
EURO-OAT FUTURE BOND	EX 06/06/2025	SIZE 100,000				—	(84,987)
EURO-OAT FUTURE BOND	EX 09/08/2025	SIZE 100,000				—	533,444
EURO-OAT FUTURE BOND	EX 12/08/2025	SIZE 100,000				—	(386,994)
EURO-SCHATZ FUT BOND	EX 06/06/2025	SIZE 100,000				—	16,845
EURO-SCHATZ FUT BOND	EX 09/08/2025	SIZE 100,000				—	19,554
INTEREST RATE SWAP	9/2/2027	EURIBOR	2.11%	0.00 EUR		—	—
INTEREST RATE SWAP	9/3/2027	EURIBOR	2.12%	0.00 EUR		—	—
INTEREST RATE SWAP	9/17/2055	EURIBOR	2.25%	0.00 EUR		—	—
INTEREST RATE SWAP	9/17/2035	EURIBOR	2.25%	0.00 EUR		—	—
INTEREST RATE SWAP	9/17/2035	EURIBOR	2.25%	0.00 EUR		—	—
INTEREST RATE SWAP	9/17/2035	EURIBOR	2.25%	0.00 EUR		—	—
INTEREST RATE SWAP	9/17/2035	EURIBOR	2.25%	0.00 EUR		—	—
INTEREST RATE SWAP	9/17/2035	EURIBOR	2.25%	0.00 EUR		—	—
INTEREST RATE SWAP	9/17/2055	EURIBOR	2.25%	0.00 EUR		—	—
INTEREST RATE SWAP	9/17/2055	EURIBOR	2.25%	0.00 EUR		—	—
INTEREST RATE SWAP	9/17/2035	EURIBOR	2.25%	0.00 EUR		—	—
INTEREST RATE SWAP	9/17/2035	EURIBOR	2.25%	0.00 EUR		—	—
INTEREST RATE SWAP	9/17/2055	EURIBOR	2.25%	0.00 EUR		—	—
JPN 10Y BOND(OSE) BOND	EX 12/15/2025	SIZE 100,000,000				—	35,760
OVERNIGHT INDEX SWAP	08/JAN/203	SOFR+	0.00%	3.90%	USD	—	—
OVERNIGHT INDEX SWAP	08/JAN/203	SOFR+	0.00%	3.89%	USD	—	—
OVERNIGHT INDEX SWAP	08/JAN/203	SOFR+	0.00%	3.90%	USD	—	—
OVERNIGHT INDEX SWAP	08/JAN/203	SOFR+	0.00%	3.84%	USD	—	—
OVERNIGHT INDEX SWAP	13/JAN/203	SOFR+	0.00%	3.88%	USD	—	—
OVERNIGHT INDEX SWAP	15/JAN/203	SOFR+	0.00%	4.01%	USD	—	—
OVERNIGHT INDEX SWAP	15/JAN/203	SOFR+	0.00%	4.07%	USD	—	—
OVERNIGHT INDEX SWAP	22/JAN/203	SOFR+	0.00%	4.09%	USD	—	—
OVERNIGHT INDEX SWAP	27/JAN/203	SONIA+	0.00%	4.00%	GBP	—	—
OVERNIGHT INDEX SWAP	19/MAR/203	SOFR+	0.00%	3.25%	USD	—	—
OVERNIGHT INDEX SWAP	26/FEB/203	SOFR+	0.00%	4.00%	USD	—	—
OVERNIGHT INDEX SWAP	03/MAR/203	SOFR+	0.00%	3.89%	USD	—	—
OVERNIGHT INDEX SWAP	04/MAR/203	SOFR+	0.00%	3.84%	USD	—	—
OVERNIGHT INDEX SWAP	04/MAR/203	SOFR+	0.00%	3.91%	USD	—	—
OVERNIGHT INDEX SWAP	05/MAR/203	SOFR+	0.00%	3.87%	USD	—	—
OVERNIGHT INDEX SWAP	05/MAR/203	SOFR+	0.00%	3.87%	USD	—	—
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 - EIN# 13-4994650
SCHEDULE OF ASSETS (ACQUIRED AND DISPOSED OF WITHIN YEAR)
YEAR ENDED DECEMBER 31, 2025
(IRS FORM 5500 - SCHEDULE H - PART IV - LINE 4I)

DERIVATIVES: (CONTINUED)
OVERNIGHT INDEX SWAP	11/MAR/203	SOFR+	0.00%	3.90%	USD	—	—
OVERNIGHT INDEX SWAP	19/MAR/202	SONIA+	0.00%	3.75%	GBP	—	—
OVERNIGHT INDEX SWAP	19/MAR/202	SONIA+	0.00%	3.75%	GBP	—	—
OVERNIGHT INDEX SWAP	19/MAR/202	SONIA+	0.00%	3.75%	GBP	—	—
OVERNIGHT INDEX SWAP	19/MAR/202	SONIA+	0.00%	3.75%	GBP	—	—
OVERNIGHT INDEX SWAP	15/NOV/203	SOFR+	0.00%	3.88%	USD	—	—
OVERNIGHT INDEX SWAP	15/NOV/203	SOFR+	0.00%	3.87%	USD	—	—
OVERNIGHT INDEX SWAP	15/NOV/203	SOFR+	0.00%	3.87%	USD	—	—
OVERNIGHT INDEX SWAP	15/NOV/203	SOFR+	0.00%	3.86%	USD	—	—
OVERNIGHT INDEX SWAP	15/NOV/203	SOFR+	0.00%	3.87%	USD	—	—
OVERNIGHT INDEX SWAP	15/NOV/203	SOFR+	0.00%	3.88%	USD	—	—
OVERNIGHT INDEX SWAP	25/MAR/203	SOFR+	0.00%	3.88%	USD	—	—
OVERNIGHT INDEX SWAP	15/NOV/203	SOFR+	0.00%	3.75%	USD	—	—
OVERNIGHT INDEX SWAP	31/DEC/203	SOFR+	0.00%	3.80%	USD	—	—
OVERNIGHT INDEX SWAP	15/FEB/205	SOFR+	0.00%	3.81%	USD	—	—
OVERNIGHT INDEX SWAP	18/JUN/205	SOFR+	0.00%	3.25%	USD	—	—
OVERNIGHT INDEX SWAP	15/FEB/205	SOFR+	0.00%	3.65%	USD	—	—
OVERNIGHT INDEX SWAP	15/FEB/205	SOFR+	0.00%	3.64%	USD	—	—
OVERNIGHT INDEX SWAP	15/NOV/205	SOFR+	0.00%	3.69%	USD	—	—
OVERNIGHT INDEX SWAP	19/MAR/203	SONIA+	0.00%	3.50%	GBP	—	—
OVERNIGHT INDEX SWAP	19/MAR/203	SONIA+	0.00%	3.50%	GBP	—	—
OVERNIGHT INDEX SWAP	19/MAR/203	SONIA+	0.00%	3.50%	GBP	—	—
OVERNIGHT INDEX SWAP	19/MAR/203	SONIA+	0.00%	3.50%	GBP	—	—
OVERNIGHT INDEX SWAP	19/MAR/203	SONIA+	0.00%	3.50%	GBP	—	—
OVERNIGHT INDEX SWAP	19/MAR/203	SONIA+	0.00%	3.50%	GBP	—	—
OVERNIGHT INDEX SWAP	30/APR/203	SOFR+	0.00%	3.74%	USD	—	—
OVERNIGHT INDEX SWAP	02/MAY/202	SOFR+	0.00%	3.90%	USD	—	—
OVERNIGHT INDEX SWAP	07/MAY/203	SOFR+	0.00%	3.75%	USD	—	—
OVERNIGHT INDEX SWAP	30/MAY/203	SOFR+	0.00%	3.90%	USD	—	—
OVERNIGHT INDEX SWAP	02/JUN/203	SOFR+	0.00%	3.85%	USD	—	—
OVERNIGHT INDEX SWAP	03/JUN/203	SOFR+	0.00%	3.84%	USD	—	—
OVERNIGHT INDEX SWAP	11/JUN/203	SOFR+	0.00%	3.92%	USD	—	—
OVERNIGHT INDEX SWAP	15/FEB/203	SOFR+	0.00%	3.90%	USD	—	—
OVERNIGHT INDEX SWAP	15/FEB/203	SOFR+	0.00%	3.90%	USD	—	—
OVERNIGHT INDEX SWAP	15/NOV/205	SOFR+	0.00%	4.10%	USD	—	—
OVERNIGHT INDEX SWAP	15/FEB/203	SOFR+	0.00%	3.90%	USD	—	—
OVERNIGHT INDEX SWAP	25/JUN/203	SOFR+	0.00%	3.79%	USD	—	—
OVERNIGHT INDEX SWAP	30/NOV/202	SOFR+	0.00%	3.56%	USD	—	—
OVERNIGHT INDEX SWAP	30/NOV/202	SOFR+	0.00%	3.55%	USD	—	—
OVERNIGHT INDEX SWAP	30/NOV/202	SOFR+	0.00%	3.56%	USD	—	—
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 - EIN# 13-4994650
SCHEDULE OF ASSETS (ACQUIRED AND DISPOSED OF WITHIN YEAR)
YEAR ENDED DECEMBER 31, 2025
(IRS FORM 5500 - SCHEDULE H - PART IV - LINE 4I)

DERIVATIVES: (CONTINUED)
OVERNIGHT INDEX SWAP	30/JUL/203	SOFR+	0.00%	3.88%	USD	—	—
OVERNIGHT INDEX SWAP	06/AUG/203	SOFR+	0.00%	3.71%	USD	—	—
OVERNIGHT INDEX SWAP	15/MAY/203	SOFR+	0.00%	3.70%	USD	—	—
OVERNIGHT INDEX SWAP	15/MAY/203	SOFR+	0.00%	3.70%	USD	—	—
OVERNIGHT INDEX SWAP	28/FEB/203	SOFR+	0.00%	3.30%	USD	—	—
OVERNIGHT INDEX SWAP	15/MAY/203	SOFR+	0.00%	3.70%	USD	—	—
OVERNIGHT INDEX SWAP	15/MAY/203	SOFR+	0.00%	3.70%	USD	—	—
OVERNIGHT INDEX SWAP	15/NOV/205	SOFR+	0.00%	4.10%	USD	—	—
OVERNIGHT INDEX SWAP	28/FEB/203	SOFR+	0.00%	3.33%	USD	—	—
OVERNIGHT INDEX SWAP	15/MAY/203	SOFR+	0.00%	3.70%	USD	—	—
OVERNIGHT INDEX SWAP	15/MAY/203	SOFR+	0.00%	3.70%	USD	—	—
OVERNIGHT INDEX SWAP	15/MAY/203	SOFR+	0.00%	3.70%	USD	—	—
OVERNIGHT INDEX SWAP	15/NOV/205	SOFR+	0.00%	4.10%	USD	—	—
OVERNIGHT INDEX SWAP	15/MAY/203	SOFR+	0.00%	3.70%	USD	—	—
OVERNIGHT INDEX SWAP	28/FEB/203	SOFR+	0.00%	3.33%	USD	—	—
OVERNIGHT INDEX SWAP	15/MAY/203	SOFR+	0.00%	3.70%	USD	—	—
OVERNIGHT INDEX SWAP	15/MAY/203	SOFR+	0.00%	3.70%	USD	—	—
OVERNIGHT INDEX SWAP	24/SEP/203	SOFR+	0.00%	3.65%	USD	—	—
OVERNIGHT INDEX SWAP	15/NOV/205	SOFR+	0.00%	3.89%	USD	—	—
OVERNIGHT INDEX SWAP	15/NOV/205	SOFR+	0.00%	3.82%	USD	—	—
OVERNIGHT INDEX SWAP	15/NOV/205	SOFR+	0.00%	3.87%	USD	—	—
OVERNIGHT INDEX SWAP	19/NOV/203	SOFR+	0.00%	3.69%	USD	—	—
OVERNIGHT INDEX SWAP	30/DEC/203	SOFR+	0.00%	3.74%	USD	—	—
SWAPTION	EX 02/03/2025	PUT SCTY	1			—	—
SWAPTION	EX 02/03/2025	CALL SCTY	1			—	—
SWAPTION	EX 02/03/2025	CALL SCTY	1			—	—
SWAPTION	EX 02/03/2025	PUT SCTY	1			—	—
SWAPTION	EX 02/07/2025	PUT SCTY	1			—	—
SWAPTION	EX 02/07/2025	CALL SCTY	1			—	—
SWAPTION	EX 02/18/2025	PUT SCTY	1			—	—
SWAPTION	EX 02/18/2025	CALL SCTY	1			—	—
SWAPTION	EX 02/18/2025	PUT SCTY	1			—	—
SWAPTION	EX 02/18/2025	PUT SCTY	1			—	—
SWAPTION	EX 02/18/2025	CALL SCTY	1			—	—
SWAPTION	EX 02/18/2025	CALL SCTY	1			—	—
SWAPTION	EX 02/24/2025	PUT SCTY	1			—	—
SWAPTION	EX 02/24/2025	CALL SCTY	1			—	—
SWAPTION	EX 02/24/2025	CALL SCTY	1			—	(86)
SWAPTION	EX 02/24/2025	PUT SCTY	1			—	—
SWAPTION	EX 02/27/2025	CALL SCTY	1			—	(210)
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 - EIN# 13-4994650
SCHEDULE OF ASSETS (ACQUIRED AND DISPOSED OF WITHIN YEAR)
YEAR ENDED DECEMBER 31, 2025
(IRS FORM 5500 - SCHEDULE H - PART IV - LINE 4I)

DERIVATIVES: (CONTINUED)
SWAPTION	EX 02/27/2025	PUT SCTY	1	—	—
SWAPTION	EX 02/27/2025	CALL SCTY	1	—	—
SWAPTION	EX 02/27/2025	PUT SCTY	1	—	—
SWAPTION	EX 02/28/2025	PUT SCTY	1	—	—
SWAPTION	EX 02/28/2025	CALL SCTY	1	—	—
SWAPTION	EX 02/28/2025	PUT SCTY	1	—	—
SWAPTION	EX 02/28/2025	CALL SCTY	1	—	—
SWAPTION	EX 04/30/2025	CALL SCTY	1	—	—
SWAPTION	EX 03/03/2025	PUT SCTY	1	—	—
SWAPTION	EX 03/03/2025	CALL SCTY	1	—	—
SWAPTION	EX 03/03/2025	CALL SCTY	1	—	—
SWAPTION	EX 05/05/2025	CALL SCTY	1	—	—
SWAPTION	EX 03/03/2025	PUT SCTY	1	—	—
SWAPTION	EX 08/04/2025	CALL SCTY	1	—	—
SWAPTION	EX 08/04/2025	CALL SCTY	1	—	—
SWAPTION	EX 03/05/2025	PUT SCTY	1	—	—
SWAPTION	EX 03/05/2025	CALL SCTY	1	—	—
SWAPTION	EX 03/05/2025	PUT SCTY	1	—	—
SWAPTION	EX 08/05/2025	CALL SCTY	1	—	—
SWAPTION	EX 03/05/2025	CALL SCTY	1	—	—
SWAPTION	EX 03/07/2025	PUT SCTY	1	—	—
SWAPTION	EX 03/07/2025	CALL SCTY	1	—	—
SWAPTION	EX 03/10/2025	PUT SCTY	1	—	—
SWAPTION	EX 03/10/2025	CALL SCTY	1	—	—
SWAPTION	EX 03/19/2025	CALL SCTY	1	—	—
SWAPTION	EX 03/19/2025	PUT SCTY	1	—	—
SWAPTION	EX 03/20/2025	PUT SCTY	1	—	—
SWAPTION	EX 03/20/2025	CALL SCTY	1	—	—
SWAPTION	EX 03/21/2025	PUT SCTY	1	—	—
SWAPTION	EX 03/21/2025	CALL SCTY	1	—	—
SWAPTION	EX 09/05/2025	PUT SCTY	1	—	(136,344)
SWAPTION	EX 09/05/2025	CALL SCTY	1	—	(136,344)
SWAPTION	EX 06/09/2025	CALL SCTY	1	—	—
SWAPTION	EX 04/10/2025	PUT SCTY	1	—	—
SWAPTION	EX 04/10/2025	CALL SCTY	1	—	—
SWAPTION	EX 04/14/2025	PUT SCTY	1	—	—
SWAPTION	EX 04/14/2025	CALL SCTY	1	—	—
SWAPTION	EX 04/14/2025	CALL SCTY	1	—	—
SWAPTION	EX 04/14/2025	PUT SCTY	1	—	—
SWAPTION	EX 04/17/2025	PUT SCTY	1	—	—
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 - EIN# 13-4994650
SCHEDULE OF ASSETS (ACQUIRED AND DISPOSED OF WITHIN YEAR)
YEAR ENDED DECEMBER 31, 2025
(IRS FORM 5500 - SCHEDULE H - PART IV - LINE 4I)

DERIVATIVES: (CONTINUED)
SWAPTION	EX 07/17/2025	CALL SCTY	1	—	—
SWAPTION	EX 04/17/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/21/2025	CALL SCTY	1	—	—
SWAPTION	EX 04/21/2025	CALL SCTY	1	—	—
SWAPTION	EX 04/21/2025	PUT SCTY	1	—	—
SWAPTION	EX 04/24/2025	PUT SCTY	1	—	—
SWAPTION	EX 04/24/2025	CALL SCTY	1	—	—
SWAPTION	EX 04/28/2025	PUT SCTY	1	—	—
SWAPTION	EX 04/28/2025	CALL SCTY	1	—	—
SWAPTION	EX 04/28/2025	CALL SCTY	1	—	(536)
SWAPTION	EX 04/28/2025	PUT SCTY	1	—	—
SWAPTION	EX 04/30/2025	PUT SCTY	1	—	—
SWAPTION	EX 04/30/2025	PUT SCTY	1	—	—
SWAPTION	EX 04/30/2025	CALL SCTY	1	—	—
SWAPTION	EX 04/30/2025	CALL SCTY	1	—	—
SWAPTION	EX 05/02/2025	PUT SCTY	1	—	—
SWAPTION	EX 05/02/2025	CALL SCTY	1	—	—
SWAPTION	EX 05/05/2025	CALL SCTY	1	—	—
SWAPTION	EX 05/05/2025	PUT SCTY	1	—	—
SWAPTION	EX 05/14/2025	PUT SCTY	1	—	—
SWAPTION	EX 05/14/2025	CALL SCTY	1	—	—
SWAPTION	EX 05/15/2025	PUT SCTY	1	—	—
SWAPTION	EX 05/15/2025	CALL SCTY	1	—	—
SWAPTION	EX 05/16/2025	CALL SCTY	1	—	—
SWAPTION	EX 05/16/2025	PUT SCTY	1	—	—
SWAPTION	EX 05/19/2025	PUT SCTY	1	—	—
SWAPTION	EX 05/19/2025	CALL SCTY	1	—	—
SWAPTION	EX 05/22/2025	PUT SCTY	1	—	—
SWAPTION	EX 05/22/2025	PUT SCTY	1	—	—
SWAPTION	EX 05/22/2025	CALL SCTY	1	—	—
SWAPTION	EX 05/22/2025	CALL SCTY	1	—	—
SWAPTION	EX 05/23/2025	CALL SCTY	1	—	—
SWAPTION	EX 05/23/2025	PUT SCTY	1	—	—
SWAPTION	EX 05/27/2025	CALL SCTY	1	—	—
SWAPTION	EX 05/27/2025	PUT SCTY	1	—	—
SWAPTION	EX 05/27/2025	PUT SCTY	1	—	—
SWAPTION	EX 05/27/2025	CALL SCTY	1	—	—
SWAPTION	EX 05/28/2025	CALL SCTY	1	—	—
SWAPTION	EX 05/28/2025	PUT SCTY	1	—	—
SWAPTION	EX 05/29/2025	PUT SCTY	1	—	—
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 - EIN# 13-4994650
SCHEDULE OF ASSETS (ACQUIRED AND DISPOSED OF WITHIN YEAR)
YEAR ENDED DECEMBER 31, 2025
(IRS FORM 5500 - SCHEDULE H - PART IV - LINE 4I)

DERIVATIVES: (CONTINUED)
SWAPTION	EX 05/29/2025	CALL SCTY	1	—	—
SWAPTION	EX 05/30/2025	PUT SCTY	1	—	—
SWAPTION	EX 05/30/2025	CALL SCTY	1	—	—
SWAPTION	EX 06/05/2025	PUT SCTY	1	—	—
SWAPTION	EX 06/05/2025	CALL SCTY	1	—	—
SWAPTION	EX 06/06/2025	PUT SCTY	1	—	—
SWAPTION	EX 06/06/2025	CALL SCTY	1	—	—
SWAPTION	EX 06/09/2025	PUT SCTY	1	—	—
SWAPTION	EX 06/09/2025	CALL SCTY	1	—	—
SWAPTION	EX 06/09/2025	PUT SCTY	1	—	—
SWAPTION	EX 06/09/2025	CALL SCTY	1	—	—
SWAPTION	EX 06/16/2025	CALL SCTY	1	—	—
SWAPTION	EX 06/16/2025	PUT SCTY	1	—	—
SWAPTION	EX 06/16/2025	CALL SCTY	1	—	—
SWAPTION	EX 06/16/2025	PUT SCTY	1	—	—
SWAPTION	EX 06/20/2025	PUT SCTY	1	—	—
SWAPTION	EX 06/20/2025	CALL SCTY	1	—	—
SWAPTION	EX 06/23/2025	PUT SCTY	1	—	—
SWAPTION	EX 06/23/2025	CALL SCTY	1	—	—
SWAPTION	EX 06/23/2025	PUT SCTY	1	—	—
SWAPTION	EX 06/23/2025	CALL SCTY	1	—	(100)
SWAPTION	EX 06/23/2025	PUT SCTY	1	—	—
SWAPTION	EX 06/23/2025	CALL SCTY	1	—	—
SWAPTION	EX 06/23/2025	PUT SCTY	1	—	—
SWAPTION	EX 06/23/2025	CALL SCTY	1	—	—
SWAPTION	EX 06/27/2025	CALL SCTY	1	—	—
SWAPTION	EX 06/27/2025	PUT SCTY	1	—	—
SWAPTION	EX 06/30/2025	PUT SCTY	1	—	—
SWAPTION	EX 06/30/2025	CALL SCTY	1	—	—
SWAPTION	EX 06/30/2025	PUT SCTY	1	—	—
SWAPTION	EX 06/30/2025	PUT SCTY	1	—	—
SWAPTION	EX 06/30/2025	CALL SCTY	1	—	—
SWAPTION	EX 06/30/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/02/2025	PUT SCTY	1	—	—
SWAPTION	EX 07/02/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/03/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/03/2025	PUT SCTY	1	—	—
SWAPTION	EX 07/03/2025	PUT SCTY	1	—	—
SWAPTION	EX 07/03/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/07/2025	PUT SCTY	1	—	—
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 - EIN# 13-4994650
SCHEDULE OF ASSETS (ACQUIRED AND DISPOSED OF WITHIN YEAR)
YEAR ENDED DECEMBER 31, 2025
(IRS FORM 5500 - SCHEDULE H - PART IV - LINE 4I)

DERIVATIVES: (CONTINUED)
SWAPTION	EX 07/07/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/07/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/07/2025	PUT SCTY	1	—	—
SWAPTION	EX 07/07/2025	PUT SCTY	1	—	—
SWAPTION	EX 07/07/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/09/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/09/2025	PUT SCTY	1	—	—
SWAPTION	EX 07/14/2025	PUT SCTY	1	—	—
SWAPTION	EX 07/14/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/14/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/14/2025	PUT SCTY	1	—	—
SWAPTION	EX 07/16/2025	PUT SCTY	1	—	—
SWAPTION	EX 07/16/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/17/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/17/2025	PUT SCTY	1	—	—
SWAPTION	EX 07/23/2025	PUT SCTY	1	—	—
SWAPTION	EX 07/23/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/23/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/23/2025	PUT SCTY	1	—	—
SWAPTION	EX 07/24/2025	PUT SCTY	1	—	—
SWAPTION	EX 07/24/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/28/2025	PUT SCTY	1	—	—
SWAPTION	EX 07/28/2025	PUT SCTY	1	—	—
SWAPTION	EX 07/28/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/28/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/30/2025	CALL SCTY	1	—	—
SWAPTION	EX 07/30/2025	PUT SCTY	1	—	—
SWAPTION	EX 08/01/2025	CALL SCTY	1	—	—
SWAPTION	EX 08/01/2025	PUT SCTY	1	—	—
SWAPTION	EX 08/04/2025	PUT SCTY	1	—	—
SWAPTION	EX 08/04/2025	CALL SCTY	1	—	—
SWAPTION	EX 08/07/2025	CALL SCTY	1	—	—
SWAPTION	EX 08/07/2025	PUT SCTY	1	—	—
SWAPTION	EX 08/08/2025	PUT SCTY	1	—	—
SWAPTION	EX 08/08/2025	CALL SCTY	1	—	—
SWAPTION	EX 08/11/2025	CALL SCTY	1	—	—
SWAPTION	EX 08/11/2025	PUT SCTY	1	—	—
SWAPTION	EX 08/14/2025	CALL SCTY	1	—	—
SWAPTION	EX 08/14/2025	PUT SCTY	1	—	—
SWAPTION	EX 08/14/2025	CALL SCTY	1	—	—
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 - EIN# 13-4994650
SCHEDULE OF ASSETS (ACQUIRED AND DISPOSED OF WITHIN YEAR)
YEAR ENDED DECEMBER 31, 2025
(IRS FORM 5500 - SCHEDULE H - PART IV - LINE 4I)

DERIVATIVES: (CONTINUED)
SWAPTION	EX 08/14/2025	PUT SCTY	1	—	—
SWAPTION	EX 08/15/2025	PUT SCTY	1	—	—
SWAPTION	EX 08/15/2025	CALL SCTY	1	—	—
SWAPTION	EX 08/18/2025	CALL SCTY	1	—	—
SWAPTION	EX 08/18/2025	PUT SCTY	1	—	—
SWAPTION	EX 08/29/2025	CALL SCTY	1	—	—
SWAPTION	EX 08/29/2025	PUT SCTY	1	—	—
SWAPTION	EX 09/02/2025	PUT SCTY	1	—	—
SWAPTION	EX 09/02/2025	PUT SCTY	1	—	—
SWAPTION	EX 09/02/2025	CALL SCTY	1	—	—
SWAPTION	EX 09/02/2025	CALL SCTY	1	—	—
SWAPTION	EX 09/04/2025	CALL SCTY	1	—	—
SWAPTION	EX 09/04/2025	PUT SCTY	1	—	—
SWAPTION	EX 09/04/2025	CALL SCTY	1	—	—
SWAPTION	EX 09/04/2025	PUT SCTY	1	—	—
SWAPTION	EX 09/22/2025	CALL SCTY	1	—	—
SWAPTION	EX 09/22/2025	PUT SCTY	1	—	—
SWAPTION	EX 09/25/2025	PUT SCTY	1	—	—
SWAPTION	EX 09/25/2025	CALL SCTY	1	—	—
SWAPTION	EX 09/26/2025	CALL SCTY	1	—	—
SWAPTION	EX 09/26/2025	PUT SCTY	1	—	—
SWAPTION	EX 10/06/2025	PUT SCTY	1	—	—
SWAPTION	EX 10/06/2025	CALL SCTY	1	—	—
SWAPTION	EX 10/06/2025	CALL SCTY	1	—	—
SWAPTION	EX 10/06/2025	PUT SCTY	1	—	—
SWAPTION	EX 10/10/2025	PUT SCTY	1	—	—
SWAPTION	EX 10/10/2025	CALL SCTY	1	—	—
SWAPTION	EX 10/14/2025	PUT SCTY	1	—	—
SWAPTION	EX 10/14/2025	CALL SCTY	1	—	—
SWAPTION	EX 10/27/2025	PUT SCTY	1	—	—
SWAPTION	EX 10/27/2025	CALL SCTY	1	—	—
SWAPTION	EX 11/03/2025	PUT SCTY	1	—	—
SWAPTION	EX 11/03/2025	CALL SCTY	1	—	—
SWAPTION	EX 11/07/2025	CALL SCTY	1	—	—
SWAPTION	EX 11/07/2025	PUT SCTY	1	—	—
SWAPTION	EX 11/10/2025	PUT SCTY	1	—	—
SWAPTION	EX 11/10/2025	CALL SCTY	1	—	—
SWAPTION	EX 11/10/2025	PUT SCTY	1	—	—
SWAPTION	EX 11/10/2025	CALL SCTY	1	—	—
SWAPTION	EX 11/10/2025	CALL SCTY	1	—	—
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 - EIN# 13-4994650
SCHEDULE OF ASSETS (ACQUIRED AND DISPOSED OF WITHIN YEAR)
YEAR ENDED DECEMBER 31, 2025
(IRS FORM 5500 - SCHEDULE H - PART IV - LINE 4I)

DERIVATIVES: (CONTINUED)
SWAPTION	EX 11/10/2025	PUT SCTY	1	—	—
SWAPTION	EX 11/14/2025	PUT SCTY	1	—	—
SWAPTION	EX 11/14/2025	CALL SCTY	1	—	—
SWAPTION	EX 11/17/2025	PUT SCTY	1	—	—
SWAPTION	EX 11/17/2025	CALL SCTY	1	—	—
SWAPTION	EX 11/17/2025	CALL SCTY	1	—	—
SWAPTION	EX 11/17/2025	PUT SCTY	1	—	(199)
SWAPTION	EX 11/21/2025	PUT SCTY	1	—	—
SWAPTION	EX 11/21/2025	CALL SCTY	1	—	—
SWAPTION	EX 11/24/2025	PUT SCTY	1	—	—
SWAPTION	EX 11/24/2025	CALL SCTY	1	—	—
SWAPTION	EX 11/24/2025	PUT SCTY	1	—	—
SWAPTION	EX 11/24/2025	CALL SCTY	1	—	—
SWAPTION	EX 11/28/2025	PUT SCTY	1	—	—
SWAPTION	EX 11/28/2025	CALL SCTY	1	—	—
SWAPTION	EX 12/08/2025	PUT SCTY	1	—	—
SWAPTION	EX 12/08/2025	CALL SCTY	1	—	—
SWAPTION	EX 12/08/2025	CALL SCTY	1	—	—
SWAPTION	EX 12/08/2025	PUT SCTY	1	—	—
SWAPTION	EX 12/10/2025	PUT SCTY	1	—	—
SWAPTION	EX 12/10/2025	CALL SCTY	1	—	—
SWAPTION	EX 12/12/2025	PUT SCTY	1	—	—
SWAPTION	EX 12/12/2025	CALL SCTY	1	—	—
SWAPTION	EX 12/17/2025	PUT SCTY	1	—	—
SWAPTION	EX 12/17/2025	CALL SCTY	1	—	—
SWAPTION	EX 12/26/2025	PUT SCTY	1	—	(31)
SWAPTION	EX 12/26/2025	CALL SCTY	1	—	—
SWAPTION - SOP	EX 04/30/2025	PUT SCTY	1	—	—
SWAPTION - SOP	EX 05/05/2025	PUT SCTY	1	—	—
SWAPTION - SOP	EX 08/04/2025	PUT SCTY	1	—	—
SWAPTION - SOP	EX 08/04/2025	PUT SCTY	1	—	—
SWAPTION - SOP	EX 08/05/2025	PUT SCTY	1	—	—
SWAPTION - SOP	EX 06/09/2025	PUT SCTY	1	—	—
SWAPTION - SOP	EX 07/17/2025	PUT SCTY	1	—	—
SWAPTION - SOP	EX 07/21/2025	PUT SCTY	1	—	—
US 10YR NOTE (CBT) BOND	EX 06/18/2025	SIZE 100,000		—	(240,035)
US 10YR NOTE (CBT) BOND	EX 09/19/2025	SIZE 100,000		—	115,519
US 10YR NOTE (CBT) BOND	EX 12/19/2025	SIZE 100,000		—	(68,233)
US 10YR ULTRA FUT BOND	EX 06/18/2025	SIZE 100,000		—	(249,502)
US 10YR ULTRA FUT BOND	EX 09/19/2025	SIZE 100,000		—	188,472
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 - EIN# 13-4994650
SCHEDULE OF ASSETS (ACQUIRED AND DISPOSED OF WITHIN YEAR)
YEAR ENDED DECEMBER 31, 2025
(IRS FORM 5500 - SCHEDULE H - PART IV - LINE 4I)

DERIVATIVES: (CONTINUED)
US 10YR ULTRA FUT BOND	EX 12/19/2025	SIZE 100,000	—	242,394
US 2YR NOTE (CBT) BOND	EX 06/30/2025	SIZE 200,000	—	(142,475)
US 2YR NOTE (CBT) BOND	EX 09/30/2025	SIZE 200,000	—	(60,639)
US 2YR NOTE (CBT) BOND	EX 12/31/2025	SIZE 200,000	—	(48,129)
US 5YR NOTE (CBT) BOND	EX 06/30/2025	SIZE 100,000	—	265,618
US 5YR NOTE (CBT) BOND	EX 09/30/2025	SIZE 100,000	—	442,813
US 5YR NOTE (CBT) BOND	EX 12/31/2025	SIZE 100,000	—	281,923
US LONG BOND(CBT) BOND	EX 06/18/2025	SIZE 100,000	—	143,269
US LONG BOND(CBT) BOND	EX 09/19/2025	SIZE 100,000	—	(215,740)
US LONG BOND(CBT) BOND	EX 12/19/2025	SIZE 100,000	—	(127,409)
US ULTRA BOND CBT BOND	EX 06/18/2025	SIZE 100,000	—	(216,332)
US ULTRA BOND CBT BOND	EX 09/19/2025	SIZE 100,000	—	27,229
US ULTRA BOND CBT BOND	EX 12/19/2025	SIZE 100,000	—	91,970

SECURITIES SOLD SHORT:
FNMA	12/25/2054	2,800,000	2.00%	—	(2,272,375)
TBA FNMA SINGLE FAMILY 30YR	3/25/2048	1,100,000	5.00%	—	(1,080,063)
TBA FNMA SINGLE FAMILY 30YR	2/25/2048	50,600,000	5.50%	—	(49,967,500)
TBA GNMA2 SINGLE FAMILY 30YR	1/15/2054	800,000	2.00%	—	(627,641)
TBA GNMA2 SINGLE FAMILY 30YR	8/15/2055	800,000	2.00%	—	(646,625)
TBA GNMA2 SINGLE FAMILY 30YR	1/15/2056	200,000	2.50%	—	(164,000)
TBA GNMA2 SINGLE FAMILY 30YR	8/15/2055	200,000	2.50%	—	(168,656)
TBA GNMA2 SINGLE FAMILY 30YR	5/15/2053	12,000,000	3.50%	—	(10,650,000)
TBA GNMA2 SINGLE FAMILY 30YR	5/15/2056	800,000	4.50%	—	769,734
TBA GNMA2 SINGLE FAMILY 30YR	8/15/2055	2,500,000	4.50%	—	(2,374,609)
TBA GNMA2 SINGLE FAMILY 30YR	6/15/2056	800,000	5.00%	—	(775,875)
TBA GNMA2 SINGLE FAMILY 30YR	9/15/2055	5,015,000	5.00%	—	(5,005,675)
TBA GNMA2 SINGLE FAMILY 30YR	10/15/2055	5,015,000	5.00%	—	(4,997,761)
TBA GNMA2 SINGLE FAMILY 30YR	7/15/2056	1,400,000	6.00%	—	(1,415,531)
TBA GNMA2 SINGLE FAMILY 30YR	9/15/2055	800,000	6.00%	—	(816,875)
TBA GNMA2 SINGLE FAMILY 30YR	10/15/2055	1,528,000	6.00%	—	(1,553,069)
TBA UMBS SINGLE FAMILY 30YR	3/25/2054	2,800,000	2.00%	—	(2,206,258)
TBA UMBS SINGLE FAMILY 30YR	4/25/2055	2,800,000	2.00%	—	(2,240,000)
TBA UMBS SINGLE FAMILY 30YR	5/25/2055	5,600,000	2.00%	—	(4,377,078)
TBA UMBS SINGLE FAMILY 30YR	6/25/2054	2,800,000	2.00%	—	(2,191,000)
TBA UMBS SINGLE FAMILY 30YR	7/25/2055	2,800,000	2.00%	—	(2,195,375)
TBA UMBS SINGLE FAMILY 30YR	8/25/2055	2,800,000	2.00%	—	(2,215,500)
TBA UMBS SINGLE FAMILY 30YR	9/25/2055	5,600,000	2.00%	—	(4,520,250)
TBA UMBS SINGLE FAMILY 30YR	10/25/2055	5,600,000	2.00%	—	(4,518,391)
TBA UMBS SINGLE FAMILY 30YR	11/25/2054	5,600,000	2.00%	—	(4,537,313)
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 - EIN# 13-4994650
SCHEDULE OF ASSETS (ACQUIRED AND DISPOSED OF WITHIN YEAR)
YEAR ENDED DECEMBER 31, 2025
(IRS FORM 5500 - SCHEDULE H - PART IV - LINE 4I)

SECURITIES SOLD SHORT: (CONTINUED)
TBA UMBS SINGLE FAMILY 30YR	3/25/2056	12,600,000	2.50%	—	(10,525,922)
TBA UMBS SINGLE FAMILY 30YR	4/25/2053	12,600,000	2.50%	—	(10,311,328)
TBA UMBS SINGLE FAMILY 30YR	6/25/2056	12,600,000	2.50%	—	(10,237,500)
TBA UMBS SINGLE FAMILY 30YR	7/25/2056	13,000,000	3.00%	—	(11,190,156)
TBA UMBS SINGLE FAMILY 30YR	9/25/2055	1,080,000	3.00%	—	927,872
TBA UMBS SINGLE FAMILY 30YR	1/25/2056	36,250,000	3.50%	—	(32,118,066)
TBA UMBS SINGLE FAMILY 30YR	4/25/2056	6,000,000	3.50%	—	(5,382,656)
TBA UMBS SINGLE FAMILY 30YR	5/25/2053	2,000,000	3.50%	—	(1,768,906)
TBA UMBS SINGLE FAMILY 30YR	8/25/2055	16,000,000	3.50%	—	(14,312,500)
TBA UMBS SINGLE FAMILY 30YR	9/25/2055	16,247,000	3.50%	—	14,483,908
TBA UMBS SINGLE FAMILY 30YR	10/25/2055	25,450,000	3.50%	—	(23,294,703)
TBA UMBS SINGLE FAMILY 30YR	4/25/2056	11,000,000	4.00%	—	(10,294,746)
TBA UMBS SINGLE FAMILY 30YR	5/25/2056	4,800,000	4.00%	—	(4,460,625)
TBA UMBS SINGLE FAMILY 30YR	9/25/2055	8,900,000	4.00%	—	(8,312,461)
TBA UMBS SINGLE FAMILY 30YR	10/25/2055	8,600,000	4.00%	—	7,772,633
TBA UMBS SINGLE FAMILY 30YR	1/25/2056	10,300,000	4.50%	—	(9,704,531)
TBA UMBS SINGLE FAMILY 30YR	2/25/2056	200,000	4.50%	—	(189,059)
TBA UMBS SINGLE FAMILY 30YR	3/25/2056	200,000	4.50%	—	(191,570)
TBA UMBS SINGLE FAMILY 30YR	4/25/2056	4,300,000	4.50%	—	4,047,207
TBA UMBS SINGLE FAMILY 30YR	5/25/2054	1,200,000	4.50%	—	1,126,219
TBA UMBS SINGLE FAMILY 30YR	6/25/2056	3,100,000	4.50%	—	(2,893,344)
TBA UMBS SINGLE FAMILY 30YR	4/25/2056	7,700,000	5.00%	—	(7,572,695)
TBA UMBS SINGLE FAMILY 30YR	5/25/2054	10,500,000	5.00%	—	10,340,773
TBA UMBS SINGLE FAMILY 30YR	7/25/2056	13,200,000	5.00%	—	(12,826,082)
TBA UMBS SINGLE FAMILY 30YR	8/25/2055	3,045,000	5.00%	—	2,914,034
TBA UMBS SINGLE FAMILY 30YR	10/25/2055	4,285,000	5.00%	—	(4,256,880)
TBA UMBS SINGLE FAMILY 30YR	11/25/2055	300,000	5.00%	—	(300,094)
TBA UMBS SINGLE FAMILY 30YR	1/25/2056	25,600,000	5.50%	—	(25,294,117)
TBA UMBS SINGLE FAMILY 30YR	3/25/2056	50,600,000	5.50%	—	(50,702,781)
TBA UMBS SINGLE FAMILY 30YR	7/25/2056	14,000,000	5.50%	—	(13,927,813)
TBA UMBS SINGLE FAMILY 30YR	5/25/2054	5,800,000	6.00%	—	(5,862,156)
TBA UMBS SINGLE FAMILY 30YR	6/25/2056	800,000	6.00%	—	(803,188)
TBA UMBS SINGLE FAMILY 30YR	7/25/2056	15,000,000	6.00%	—	(15,142,969)
TBA UMBS SINGLE FAMILY 30YR	11/25/2055	2,270,000	6.00%	—	(2,324,267)
TBA UMBS SINGLE FAMILY 30YR	12/25/2055	6,066,000	6.00%	—	(6,195,850)
TBA UMBS SINGLE FAMILY 30YR	3/25/2056	5,000,000	6.50%	—	(5,151,563)
TBA UMBS SINGLE FAMILY 30YR	4/25/2056	5,000,000	6.50%	—	(5,151,953)
TBA UMBS SINGLE FAMILY 30YR	5/25/2054	5,000,000	6.50%	—	(5,132,422)
* COST INFORMATION NOT REQUIRED FOR PARTICIPANT-DIRECTED INVESTMENTS AND THEREFORE IS NOT INCLUDED.